Document and Entity Information	Mar. 12, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Mar. 12, 2026
Entity Registrant Name	OMNICOM GROUP INC.
Entity Incorporation State Country Code	NY
Entity File Number	1-10551
Entity Tax Identification Number	13-1514814
Entity Address Address Line 1	280 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	415-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029989
Amendment Flag	false
3.850% Senior Notes due 2034 [Member]
Entity Listings [Line Items]
Security 12b Title	3.850% Senior Notes due 2034
Trading Symbol	OMC/34
Security Exchange Name	NYSE
Common Stock, $0.15 Par [Member]
Entity Listings [Line Items]
Security 12b Title	Common Stock, par value $0.15 per share
Trading Symbol	OMC
Security Exchange Name	NYSE
0.800% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Security 12b Title	0.800% Senior Notes due 2027
Trading Symbol	OMC/27
Security Exchange Name	NYSE
1.400% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Security 12b Title	1.400% Senior Notes due 2031
Trading Symbol	OMC/31
Security Exchange Name	NYSE
3.700% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Security 12b Title	3.700% Senior Notes due 2032
Trading Symbol	OMC/32
Security Exchange Name	NYSE
2.250% Senior Notes due 2033 [Member]
Entity Listings [Line Items]
Security 12b Title	2.250% Senior Notes due 2033
Trading Symbol	OMC/33
Security Exchange Name	NYSE